Partnership Distributions - Additional Information (Details)	12 Months Ended
Dec. 31, 2015
Distribution Made to Limited Partner [Line Items]
Partnership agreement day requirement of distribution of available cash	55 days
Western Gas Partners, LP [Member]
Distribution Made to Limited Partner [Line Items]
Partnership agreement day requirement of distribution of available cash	45 days
Incentive distributions percentage	48.00%
Western Gas Partners, LP [Member] | Minimum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution sharing percentage	1.80%
Western Gas Partners, LP [Member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution sharing percentage	49.80%
Western Gas Partners, LP [Member] | Class C Units [Member]
Distribution Made to Limited Partner [Line Items]
Discount rate percentage	6.00%